Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr 20	kr (26,446)	kr 18,724
Average number of shares outstanding, basic (millions)	3,332	3,330	3,330
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr 0.01	kr (7.94)	kr 5.62
Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	kr 20	kr (26,446)	kr 18,724
Average number of shares outstanding, basic (millions)	3,332	3,330	3,330
Dilutive effect for share-based compensation programs (millions)	7	0	4
Average number of shares outstanding, diluted (millions)	3,339	3,330	3,334
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr 0.01	kr (7.94)	kr 5.62